Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Entity Registrant Name	Echo Automotive, Inc.
Entity Central Index Key	0001453420
Entity Filer Category	Smaller Reporting Company